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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22958

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                   DUFF & PHELPS SELECT ENERGY MLP FUND INC.
              (exact name of registrant as specified in charter)

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               100 Pearl Street, 7/th/ Floor, Hartford, CT 06103
                   (Address of principal executive offices)

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   William Renahan, Esq., Virtus Investment Partners, Inc. 100 Pearl Street,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 11/30

               Date of Reporting Period: 07/01/2016 - 06/30/2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22958
Reporting Period: 07/01/2016 - 06/30/2017
Duff & Phelps Select Energy MLP Fund Inc.









================== Duff & Phelps Select Energy MLP Fund Inc. ===================


ENERGY TRANSFER PARTNERS L.P.

Ticker:       ETP            Security ID:  29273R109
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management


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GASLOG PARTNERS LP

Ticker:       GLOP           Security ID:  Y2687W108
Meeting Date: MAY 04, 2017   Meeting Type: Annual
Record Date:  MAR 10, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Pamela M. Gibson         For       For          Management
2     Ratify Deloitte LLP as Auditors         For       For          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 10, 2016   Meeting Type: Annual
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Simon Bird               For       For          Management
2     Please vote FOR if Units are Owned by   For       Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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ONEOK PARTNERS, L.P.

Ticker:       OKS            Security ID:  68268N103
Meeting Date: JUN 30, 2017   Meeting Type: Special
Record Date:  MAY 19, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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SEADRILL PARTNERS LLC

Ticker:       SDLP           Security ID:  Y7545W109
Meeting Date: SEP 27, 2016   Meeting Type: Annual
Record Date:  AUG 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew Cumming           For       For          Management
2     Elect Director Keith MacDonald          For       For          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 22, 2017   Meeting Type: Annual
Record Date:  APR 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charles R. Crisp         For       For          Management
1.2   Elect Director Laura C. Fulton          For       For          Management
1.3   Elect Director Michael A. Heim          For       For          Management
1.4   Elect Director James W. Whalen          For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Approve Issuance of Shares of Common    For       For          Management
      Stock Upon Conversion of Series A
      Preferred Stock and Exercise of
      Outstanding Warrants


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TESORO LOGISTICS LP

Ticker:       TLLP           Security ID:  88160T107
Meeting Date: OCT 04, 2016   Meeting Type: Special
Record Date:  AUG 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management



========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By:  /s/ George R. Aylward
     ----------------------------
     George R. Aylward, President

Date: August 22, 2017